Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
As noted above, in 2024, we shifted away from the use of stock options as part of our executives’ annual equity award program. Accordingly, in 2024, we did not grant any stock option awards to our NEOs. When we grant stock options, the exercise price is no less than the closing price of our common stock on the date of the grant. The T&C Committee does not grant stock options in anticipation of the release of material nonpublic information.

Award Timing Method	As noted above, in 2024, we shifted away from the use of stock options as part of our executives’ annual equity award program. Accordingly, in 2024, we did not grant any stock option awards to our NEOs. When we grant stock options, the exercise price is no less than the closing price of our common stock on the date of the grant.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The T&C Committee does not grant stock options in anticipation of the release of material nonpublic information.